Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30, 2019	December 31, 2018
Research and development claims receivable	$21,547	$10,272
Prepayments	5,145	2,069
VAT receivable	2,261	1,973
Grant income receivable	418	661
Other receivable	765	436
Total prepaid expenses and other current assets	$30,136	$15,411